Marketable Securities - Schedule of Marketable Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Short-term marketable securities	$ 522,028	$ 418,480
Long-term marketable securities	435,189	557,209
Marketable securities	$ 957,217	$ 975,689